Real Estate Owned (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Real Estate Owned [Line Items]
Balance at beginning of year	$ 527,000	$ 1,593,000
Loans transferred to real estate owned	745,000	421,000
Capitalized expenditures	37	152,000
Valuation adjustments	(171,000)	(151,000)
Disposals	(780,000)	(1,488,000)
Balance at end of year	$ 358,000	$ 527,000